Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	FPA CAPITAL FUND INC
Central Index Key	0000099188
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Jul. 29, 2013
Prospectus Date	Jul. 29, 2013
FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
Risk/Return:
Trading Symbol	fpptx